Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
Schedule of fair values of financial assets and liabilities
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2024			2023			2022
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	88,147	142,106	230,253	67,842	109,079	176,921	45,014	111,104	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	2,037	4,093	6,130	1,765	4,145	5,910	1,800	3,913	5,713
Financial assets designated at fair value through profit or loss	2,744	5,171	7,915	2,746	7,027	9,773	1,976	7,013	8,989
Financial assets at fair value through other comprehensive income	67,680	22,218	89,898	64,631	18,677	83,308	64,216	21,023	85,239
Hedging derivatives (assets)	—	5,672	5,672	—	5,297	5,297	—	8,069	8,069
Financial liabilities held for trading	29,974	122,177	152,151	20,298	101,972	122,270	16,237	98,948	115,185
Financial liabilities designated at fair value through profit or loss	—	36,360	36,360	25	40,342	40,367	212	40,056	40,268
Hedging derivatives (liabilities)	—	4,752	4,752	—	7,656	7,656	—	9,228	9,228
Liabilities under insurance contracts	—	17,829	17,829	—	17,799	17,799	—	16,426	16,426

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2024, 2023 and 2022:

EUR million
	Fair values calculated using internal models at
	2024A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	163,941	15,319
Financial assets held for trading	138,176	3,930
Central banksB	12,966	—	Present value method	Yield curves, FX market prices
Credit institutionsB	26,546	769	Present value method	Yield curves, FX market prices
CustomersB	24,602	1,801	Present value method	Yield curves, FX market prices
Debt and equity instruments	11,115	413	Present value method	Yield curves, FX market prices
Derivatives	62,947	947
Swaps	47,519	556	Present value method, Gaussian CopulaC	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,583	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	1,879	30	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate forwards	1,445	—	Present value method	Yield curves, FX market prices
Index and securities options	465	241	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	10,056	118	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	5,652	20
Swaps	5,390	20	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	260	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,505	2,588
Equity instruments	763	1,841	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	205	242	Present value method	Yield curves
Loans and receivables	537	505	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,065	106
Credit institutions	408	—	Present value method	Yield curves, FX market prices
CustomersC	4,590	20	Present value method	Yield curves, FX market prices, HPI
Debt securities	67	86	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	13,543	8,675
Equity instruments	5	375	Present value method	Market price, Yield curves, Dividends and Others
Debt securities	9,644	1,047	Present value method	Yield curves, FX market prices
Loans and receivables	3,894	7,253	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2024A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	179,766	1,352
Financial liabilities held for trading	121,243	934
Central banksB	13,300	—	Present value method	FX market prices, Yield curves
Credit institutionsB	26,284	—	Present value method	FX market prices, Yield curves
Customers	18,984	—	Present value method	FX market prices, Yield curves
Derivatives	56,205	934
Swaps	41,283	479	Present value method, Gaussian CopulaC	Yield curves, FX market prices, Basis, Liquidity, HPI
Interest rate options	2,295	79	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Exchange rate options	1,057	—	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,160	294	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Forwards on interest rate and variable income	1,276	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	9,134	82	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	6,470	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	4,740	12
Swaps	4,618	12	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	3	—	Black's Model	Yield curves , Volatility surfaces, FX market prices and Liquidity
Other	119	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or lossD	36,200	160	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	17,583	246	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.It mainly includes short-term deposits that are managed based on their fair value.

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2023A		2022A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	133,874	10,351	142,832	8,290
Financial assets held for trading	106,993	2,086	110,721	383
Central banksB	17,717	—	11,595	—	Present value method
Credit institutionsB	14,061	—	16,502	—	Present Value method
CustomersB	11,418	24	9,550	—	Present Value method
Debt and equity instruments	8,683	915	6,537	43	Present Value method
Derivatives	55,114	1,147	66,537	340
Swaps	44,987	577	54,367	139	Present Value method, Gaussian Copula
Exchange rate options	836	9	916	4	Black-Scholes Model
Interest rate options	2,210	153	2,681	39	Black's Model, advanced multifactor interest rate models
Interest rate forwards	33	—	113	—	Present Value method
Index and securities options	126	235	354	48	Black's Model, advanced multifactor interest rate models
Other	6,922	173	8,106	110	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	5,297	—	8,069	—
Swaps	4,665	—	6,687	—	Present Value method
Interest rate options	2	—	2	—	Black’s Model
Other	630	—	1,380	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	2,050	2,095	2,080	1,833
Equity instruments	815	1,495	643	1,269	Present Value method
Debt securities issued	539	313	809	325	Present Value method
Loans and receivables	696	287	628	239	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	6,846	181	6,586	427
Credit institutions	459	—	673	—	Present Value method
CustomersC	6,189	31	5,769	5	Present Value method
Debt securities	198	150	144	422	Present Value method
Financial assets at fair value through other comprehensive income	12,688	5,989	15,376	5,647
Equity instruments	5	492	9	700	Present Value method
Debt securities	9,638	559	11,869	229	Present Value method
Loans and receivables	3,045	4,938	3,498	4,718	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2023A		2022A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	166,542	1,227	163,733	925
Financial liabilities held for trading	101,103	869	98,533	415
Central banksB	7,808	—	5,759	—	Present Value method
Credit institutionsB	17,862	—	9,796	—	Present Value method
Customers	19,837	—	12,226	—	Present Value method
Derivatives	49,380	869	64,147	415
Swaps	39,395	388	51,191	235	Present Value method, Gaussian Copula
Interest rate options	2,207	139	3,268	19	Black's Model, advanced multifactor interest rate models
Exchange rate options	549	8	769	0	Black-Scholes Model
Index and securities options	466	187	591	42	Black's Model, advanced multifactor interest rate models
Forwards on interest rate and variable income	101	—	807	—	Present Value method
Other	6,662	147	7,521	119	Present Value method, Advanced stochastic volatility models and other
Short positions	6,216	—	6,605	—	Present Value method
Hedging derivatives	7,650	6	9,214	14
Swaps	6,866	6	8,142	14	Present Value method
Interest rate options	1	—	0	—	Black’s Model
Other	783	—	1,072	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	40,313	29	39,905	151	Present Value method
Liabilities under insurance contracts	17,476	323	16,081	345	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 31 December 2024, 2023 and 2022 on the fair value of the main financial instruments classified as level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.06%	(4.50)	4.61
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(8.07)	8.02
Others	Discounted Cash Flows	Credit spread	10% - 90%		54.05%	(1.18)	1.45
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bps - 2bps	0.00	bps	—	—
CCS	Discounted Cash Flows	Credit spread	158% - 165%		161.50%	(0.01)	0.01
CDS	Price	Credit spread	100% - 250%		178.83%	(0.09)	0.10
EQ Options	EQ option pricing model	Volatility	0% - 70%		41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(21.54)	21.54
FX Forward	Forward estimation	Swap Rate	0% - 15%		8.08%	(0.06)	0.07
FX Options	FX option pricing model	Volatility	0% - 40%		20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	0% - 30%		17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.		n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%		155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1% - 99%		49.58%	(2.45)	2.41
Others	Forward estimation	Price	60bps - 300bps		181.50bps	(3.00)	3.08
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%		50.00%	(0.63)	0.63
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2.0%		1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%		0.00%	(0.24)	0.24
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.96%	(3.63)	3.55

2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%	4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bps - 1bps	0bp	(30.36)	30.36
Loans	Forward estimation	Credit spread	150bps - 232bps	150bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%	0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(0.01)% - 0.01%	0.00%	(0.09)	0.09
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	1.6% - 5.2%	3.40%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	42.20%	(0.11)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	47.12%	(4.77)	4.24
IRS	Discounted Cash Flows	Credit spread	34bps - 68bps	44bps	(4.09)	1.65
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.08)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.01%	(1.90)	1.90
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(7.77)	7.72
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40	bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14	bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%		44.39%	(0.51)	0.89
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(1.26)	1.26
FX Options	FX option pricing model	Volatility	0% - 40%		20.81%	(0.55)	0.59
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.18%	(0.28)	0.16
IR Options	IR option pricing model	Volatility	0.4% - 32.2%		18.86%	(0.29)	0.41
IRS	Others	Others	5% - n.a.		n.a.	(1.25)	—
IRS	Discounted Cash Flows	Credit spread	2.6% - 8.3%		5.60%	(1.97)	2.18
IRS	Discounted Cash Flows	Swap rate	9.4% - 9.8%		9.60%	(1.01)	0.95
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09	bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%		8.92%	—	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.92)	3.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(22.30)% - 27.20%		2.47%	(4.95)	4.95
Structured notes	Price based	Price	(10)% - 10%		0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%		1.55%	(0.21)	0.21
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.89%	(4.48)	4.25

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(149.49)	149.49
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a.	(20.8)	—
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 9.0%		6.80%	(0.68)	0.68
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(20.3)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74	bps	(3.46)	—
Loans	Market price	Market price	(10)% - 20%		0.00%	(5.02)	2.51
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%		0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%		0.99%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(49.24)	49.24
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		39.03%	(0.45)	0.25
CMS	Discounted Cash Flows	Volatility	10% - 90%		47.66%	—	—
FX Options	Volatility option model	Volatility	10% - 90%		28.09%	(0.45)	0.13
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%		39.03%	(0.45)	0.25
Swaptions	Volatility option model	Volatility	10% - 90%		35.55%	(0.21)	0.10
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2022
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85% - 115%	100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bps - 4bps	0.42bps	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.9bps - 42.1bps	21.99bps	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.	n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% -60%	35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%	3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%	8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)bps - 6bps	0.13bps	(0.04)	0.04
IRS	Others	Others	5% - n.a.	n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% -2%	0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.79)	0.79
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.25)	3.83
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01pbs	(0.33)	0.33
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(126.87)	126.87

Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(24.10)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%	0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.4%	2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%	0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.13)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the 'Main observable inputs' column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

Schedule of changes in fair value of financial assets and liabilities calculated using internal models
Lastly, the changes in the financial instruments classified as Level 3 in 2024, 2023 and 2022 were as follows:

	01/01/2024	Changes						31/12/2024
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	2,086	3,205	(813)	302	—	(715)	(135)	3,930
Credit entities	—	770	—	(1)	—	—	—	769
Customers	24	1,808	(24)	(7)	—	—	—	1,801
Debt securities	914	355	(384)	(39)	—	(377)	(56)	413
Equity instruments	1	—	—	(1)	—	—	—	—
Trading derivatives	1,147	272	(405)	350	—	(338)	(79)	947
Swaps	577	184	(278)	186	—	(152)	39	556
Exchange rate options	9	—	(1)	—	—	(6)	—	2
Interest rate options	153	13	(42)	(20)	—	(74)	—	30
Index and securities options	235	42	(44)	128	—	(106)	(14)	241
Other	173	33	(40)	56	—	—	(104)	118
Hedging derivatives (Assets)	—	—	—	15	—	(1)	6	20
Swaps	—	—	—	15	—	(1)	6	20
Financial assets at fair value through profit or loss	181	417	(300)	13	—	(201)	(4)	106
Loans and advances to customers	31	—	—	(5)	—	(23)	17	20
Debt securities	150	417	(300)	18	—	(178)	(21)	86
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	719	(349)	73	—	132	(82)	2,588
Customers	287	390	(128)	(31)	—	41	(54)	505
Debt instruments	313	4	(96)	10	—	11	—	242
Equity instruments	1,495	325	(125)	94	—	80	(28)	1,841
Financial assets at fair value through other comprehensive income	5,989	6,707	(3,781)	—	(136)	6	(110)	8,675
Loans and advances	4,938	5,962	(3,685)	—	43	—	(5)	7,253
Debt securities	559	743	(81)	—	(74)	6	(106)	1,047
Equity instruments	492	2	(15)	—	(105)	—	1	375
TOTAL ASSETS	10,351	11,048	(5,243)	403	(136)	(779)	(325)	15,319
Financial liabilities held for trading	869	472	(200)	(95)	—	(266)	154	934
Trading derivatives	869	472	(200)	(95)	—	(266)	154	934
Swaps	388	371	(20)	(205)	—	(105)	50	479
Exchange rate options	8	—	(5)	—	—	(3)	—	—
Interest rate options	139	—	(54)	3	—	(10)	1	79
Index and securities options	187	54	(14)	113	—	(40)	(6)	294
Others	147	47	(107)	(6)	—	(108)	109	82
Hedging derivatives (Liabilities)	6	—	—	—	—	—	6	12
Swaps	6	—	—	—	—	—	6	12
Financial liabilities designated at fair value through profit or loss	29	41	(5)	1	—	94	—	160
Liabilities under insurance contracts	323	—	—	(26)	—	—	(51)	246
TOTAL LIABILITIES	1,227	513	(205)	(120)	—	(172)	109	1,352

	01/01/2023	Changes						31/12/2023
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	383	496	(149)	194	—	1,162	—	2,086
Debt securities	42	126	(63)	30	—	773	6	914
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	347	(86)	163	—	389	(6)	1,147
Swaps	139	90	(4)	179	—	191	(18)	577
Exchange rate options	4	1	—	4	—	—	—	9
Interest rate options	39	—	—	2	—	112	—	153
Index and securities options	48	132	(4)	(20)	—	76	3	235
Other	110	124	(78)	(2)	—	10	9	173
Financial assets at fair value through profit or loss	427	51	—	(21)	—	22	(298)	181
Loans and advances to customers	5	—	—	4	—	22	—	31
Debt securities	422	51	—	(25)	—	—	(298)	150
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	345	(238)	107	—	(6)	54	2,095
Customers	239	99	(73)	13	—	—	9	287
Debt instruments	325	38	(48)	(5)	—	—	3	313
Equity instruments	1,269	208	(117)	99	—	(6)	42	1,495
Financial assets at fair value through other comprehensive income	5,647	3,322	(3,411)	—	(204)	231	404	5,989
Loans and advances	4,718	3,322	(3,408)	—	36	160	110	4,938
Debt securities	229	—	—	—	5	71	254	559
Equity instruments	700	—	(3)	—	(245)	—	40	492
TOTAL ASSETS	8,290	4,214	(3,798)	280	(204)	1,409	160	10,351
Financial liabilities held for trading	415	276	(167)	(118)	—	476	(13)	869
Trading derivatives	415	276	(167)	(118)	—	476	(13)	869
Swaps	235	53	(83)	(58)	—	257	(16)	388
Exchange rate options	—	6	—	2	—	—	—	8
Interest rate options	19	4	(5)	(16)	—	137	—	139
Index and securities options	42	88	(13)	(15)	—	82	3	187
Others	119	125	(66)	(31)	—	—	—	147
Hedging derivatives (Liabilities)	14	—	—	(3)	—	(5)	—	6
Swaps	14	—	—	(3)	—	(5)	—	6
Financial liabilities designated at fair value through profit or loss	151	32	(151)	(3)	—	0	0	29
Liabilities under insurance contracts	345	0	0	0	(40)	0	18	323
TOTAL LIABILITIES	925	308	(318)	(124)	(40)	471	5	1,227

	01/01/2022	Changes						31/12/2022
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	537	91	(99)	(116)	—	(15)	(15)	383
Debt securities	22	2	(2)	15	—	2	3	42
Equity instruments	2	—	—	—	—	(1)	—	1
Trading derivatives	513	89	(97)	(131)	—	(16)	(18)	340
Swaps	224	1	(47)	(20)	—	4	(23)	139
Exchange rate options	12	—	(9)	2	—	—	(1)	4
Interest rate options	182	—	—	(142)	—	(1)	—	39
Index and securities options	41	27	(28)	29	—	(26)	5	48
Other	54	61	(13)	—	—	7	1	110
Financial assets at fair value through profit or loss	418	—	(9)	(31)	—	—	49	427
Credit entities	—	—	—	—	—	—	—	—
Loans and advances to customers	18	—	(9)	(5)	—	—	1	5
Debt securities	400	—	—	(26)	—	—	48	422
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	521	(579)	98	—	(22)	(50)	1,833
Customers	268	276	(280)	(25)	—	—	—	239
Debt securities	366	51	(33)	(31)	—	(27)	(1)	325
Equity instruments	1,231	194	(266)	154	—	5	(49)	1,269
Financial assets at fair value through other comprehensive income	4,847	8,564	(8,029)	—	(172)	417	20	5,647
Loans and advances	3,880	8,471	(7,988)	—	1	349	5	4,718
Debt securities	146	91	(23)	—	—	—	15	229
Equity instruments	821	2	(18)	—	(173)	68	—	700
TOTAL ASSETS	7,667	9,176	(8,716)	(49)	(172)	380	4	8,290
Financial liabilities held for trading	160	328	(97)	35	—	(2)	(9)	415
Trading derivatives	160	328	(97)	35	—	(2)	(9)	415
Swaps	44	32	(16)	189	—	9	(23)	235
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	56	(44)	(19)	—	—	—	19
Index and securities options	67	23	(19)	(32)	—	(11)	14	42
Securities and interest rate futures	—	—	—	—	—	—	—	—
Others	16	211	(4)	(104)	—	—	—	119
Financial liabilities designated at fair value through profit or loss	151	—	(3)	3	—	—	—	151
Liabilities under insurance contracts	318	—	—	(11)	—	—	38	345
TOTAL LIABILITIES	629	328	(100)	41	—	(2)	29	925